SCHEDULE OF RSU’S TRANSACTIONS (Details) - RSU's [member] - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Number of RSU's, beginning balance
Number of RSU's, granted	1,265,000
Number of RSU's, Exercise	(545,000)
Number of RSU's, ending balance	720,000,000